Leases (Details Narrative)		3 Months Ended		9 Months Ended
	Mar. 01, 2024 ft²	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Operating Lease, Cost		$ 0	$ 33,000	$ 33,000	$ 99,000
Operating Lease, Payments				$ 35,000	$ 104,000
Property Subject to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Area of Real Estate Property | ft²	321	7,581		7,581
Lease Expiration Date	Aug. 31, 2024			Mar. 31, 2024
Payments for Rent				$ 15,000
Property Subject to Operating Lease [Member] | Laboratory Facility [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Expense		$ 8,129		$ 18,909